UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21975

Allianz RCM Global EcoTrends(SM) Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2007

Date of reporting period:	August 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Allianz RCM Global EcoTrends(sm) Fund

August 31, 2007 (unaudited)

Shares		Value*

	COMMON STOCK—96.3%

	Australia—1.6%
42,653	Babcock & Brown Ltd.	$823,716
141,443	Transpacific Industries Group Ltd.	1,264,261
		2,087,977
	Austria—1.2%
11,044	Andritz AG	715,939
14,388	Christ Water Technology AG (a)	272,240
6,107	Mayr Melnhof Karton AG	658,631
		1,646,810
	Belgium—1.0%
5,460	Umicore	1,252,245

	Cayman Islands—6.3%
389,500	Neo-Neon Holdings Ltd. (a)	757,871
158,600	Suntech Power Holdings Co., Ltd. ADR (a)	5,669,950
17,300	Trina Solar Ltd. ADR (a)	809,986
65,000	Yingli Green Energy Holding Co., Ltd. ADR (a)	1,043,250
		8,281,057
	Denmark—8.8%
22,750	Novozymes A/S	2,692,380
130,100	Vestas Wind Systems A/S (a)	8,812,622
		11,505,002
	France—4.7%
5,436	EDF Energies Nouvelles S.A.	334,927
10,031	Eurofins Scientific	925,907
13,561	Schneider Electric S.A.	1,792,974
5,878	Seche Environnement S.A.	891,757
29,424	Veolia Environnement	2,262,523
		6,208,088
	Germany—10.1%
46,725	Conergy AG	3,782,220
7,905	Interseroh AG	519,102
51,544	Q-Cells AG (a)	4,587,900
5,552	Rational AG	1,036,488
9,402	Siemens AG	1,179,581
42,234	Solar World AG	2,081,835
		13,187,126
	India—3.0%
128,153	Suzlon Energy Ltd.	3,945,100

	Ireland—2.2%
110,060	Kingspan Group PLC	2,827,942

	Japan—2.8%
27,200	Asahi Pretec Corp.	770,654
30,500	Horiba Ltd.	1,237,023
53,900	Kurita Water Industries Ltd.	1,634,078
		3,641,755
	Jersey, Channel Islands—0.5%
405,541	Camco International Ltd. (a)	613,254

	Netherlands—1.6%
12,117	Arcadis NV	973,436
27,258	Koninklijke (Royal) Philips Electronics NV	1,077,627
		2,051,063
	Norway—9.2%
319,700	Renewable Energy Corp. AS (a)	12,122,413

	Philippines—0.2%
2,101,475	PNOC Energy Development Corp.	294,578

	South Korea—1.3%
20,219	Hyunjin Materials Co., Ltd.	893,688
10,449	Taewoong Co., Ltd.	849,384
		1,743,072
	Spain—10.3%
72,518	Abengoa S.A.	3,237,319
5,368	Acciona S.A.	1,347,140
208,878	Gamesa Corp. Tecnologica S.A.	8,329,094
26,903	Solaria Energia y Medio Ambiente S.A. (a)	653,078
		13,566,631
	Sweden—1.1%
10,350	Alfa Laval AB	625,027
50,400	Atlas Copco AB, Class A	841,861
		1,466,888
	Switzerland—1.1%
58,965	ABB Ltd.	1,456,039

	United Kingdom—5.2%
80,056	Ceres Power Holdings PLC (a)	434,484
108,390	Clipper Windpower PLC (a)	1,215,054
160,095	Enodis PLC	590,935
30,906	Johnson Matthey PLC	1,003,057
333,133	RPS Group PLC	2,584,417
82,180	Spice PLC	996,657
		6,824,604
	United States—24.1%
19,730	Danaher Corp.	1,532,232
18,434	Donaldson Co., Inc.	703,810
26,145	Energy Conversion Devices, Inc. (a)	677,417
17,667	ESCO Technologies, Inc. (a)	580,714
63,740	First Solar, Inc. (a)	6,612,388

Shares		Value*

32,084	Itron, Inc. (a)	$2,723,932
20,032	ITT Industries, Inc.	1,361,976
79,500	LDK Solar Co., Ltd. ADR (a)	4,099,020
65,119	LKQ Corp. (a)	2,017,387
51,387	Nalco Holding Co.	1,284,675
25,068	Ormat Technologies, Inc.	1,079,177
39,501	Pall Corp.	1,506,173
33,384	Pentair, Inc.	1,239,548
21,578	Roper Industries, Inc.	1,365,672
78,607	Stericycle, Inc. (a)	3,922,489
12,859	Sunpower Corp. (a)	878,655
		31,585,265

	Total Common Stock (cost—$107,273,213)	126,306,909

Principal
Amount
(000s)

	REPURCHASE AGREEMENT—2.3%

$3,007	State Street Bank & Trust Co., dated 8/31/07, 4.90%, due 9/4/07, proceeds $3,008,637; collateralized by Federal Farm Credit Bank, 5.25%, due 9/13/10, valued at $3,070,819 including accrued interest (cost—$3,007,000)	3,007,000

	Total Investments (cost—$110,280,213) (b)—98.6%	129,313,909

	Other assets less liabilities—1.4%	1,833,645

	Net Assets—100.0%	$131,147,554

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at . amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.

(a) Non-income producing.

(b) Securities with an aggregate value of $85,932,126, representing 65.52% of net assets, have been fair valued-utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz RCM Global EcoTrends(sm) Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 26, 2007